Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 15, 2023
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2023
Prospectus Date	rr_ProspectusDate	Nov. 21, 2022
YieldMax AAPL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax AAPL Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 4, is deleted and is replaced with follows:

As part of its strategy, the Fund will write (sell) call option contracts on AAPL to generate income. Since the Fund does not directly own AAPL, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of AAPL's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current AAPL share price.

YieldMax AAPL Option Income Strategy ETF | YieldMax AAPL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APLY
YieldMax AMZN Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax AMZN Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 14, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on AMZN to generate income. Since the Fund does not directly own AMZN, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of AMZN's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current AMZN share price.

YieldMax AMZN Option Income Strategy ETF | YieldMax AMZN Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMZY
YieldMax BRK.B Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax BRK.B Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 24, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on BRK.B to generate income. Since the Fund does not directly own BRK.B, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of BRK.B's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current BRK.B share price.

YieldMax BRK.B Option Income Strategy ETF | YieldMax BRK.B Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YBRK
YieldMax COIN Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax COIN Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 34, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on COIN to generate income. Since the Fund does not directly own COIN, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of COIN's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current COIN share price.

YieldMax COIN Option Income Strategy ETF | YieldMax COIN Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CONY
YieldMax META Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax META Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 44, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on META to generate income. Since the Fund does not directly own META, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of META's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current META share price.

YieldMax META Option Income Strategy ETF | YieldMax META Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FBY
YieldMax GOOGL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax GOOGL Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 53, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on GOOGL to generate income. Since the Fund does not directly own GOOGL, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of GOOGL's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current GOOGL share price.

YieldMax GOOGL Option Income Strategy ETF | YieldMax GOOGL Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOOY
YieldMax NFLX Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax NFLX Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 64, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on NFLX to generate income. Since the Fund does not directly own NFLX, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of NFLX's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current NFLX share price.

YieldMax NFLX Option Income Strategy ETF | YieldMax NFLX Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NFLY
YieldMax NVDA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax NVDA Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 73, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on NVDA to generate income. Since the Fund does not directly own NVDA, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of NVDA's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current NVDA share price.

YieldMax NVDA Option Income Strategy ETF | YieldMax NVDA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVDY
YieldMax SQ Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax SQ Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 83, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on SQ to generate income. Since the Fund does not directly own SQ, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of SQ's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current SQ share price.

YieldMax SQ Option Income Strategy ETF | YieldMax SQ Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQY
YieldMax TSLA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The foregoing changes are effective immediately. For the YieldMax TSLA Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 93, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on TSLA to generate income. Since the Fund does not directly own TSLA, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of TSLA's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current TSLA share price.

YieldMax TSLA Option Income Strategy ETF | YieldMax TSLA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSLY